Sep-22-04 13:27 From-NEW YORK STOCK EXCHANGE +2126565893 T-193 P.004/004 F-730

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certy's

NYSE

September 22, 2004

04047073

1-32296

RECD SEC

SEP 22 2004

PROCESSED

DEC 17 2004

THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, SCUDDER GLOBAL COMMODITIES STOCK FUND, INC., Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 22, 2004. Tentative listing date – September 24, 2004.

Sincerely,